Contingencies (Consumption Tax Refunds) (Details) (Consumption Tax Refunds) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 EUR (€)
Loss Contingencies
Cash received from consumption tax refunds and deferred in Other Liabilities	$ 27	€ 20